GOODWILL AND INTANGIBLE ASSETS - Future Amortization of Intangible Assets (Details) $ in Millions	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 819
2026	779
2027	731
2028	660
2029	581
Thereafter	$ 2,862